Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal year 2025. Furthermore, the Company does not schedule its equity grants in anticipation of the release of material, non-public information ("MNPI"), nor does the Company time the release of MNPI based on equity grant dates for the purpose of affecting the value of executive compensation.

Award Timing Method
The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal year 2025. Furthermore, the Company does not schedule its equity grants in anticipation of the release of material, non-public information ("MNPI"), nor does the Company time the release of MNPI based on equity grant dates for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Furthermore, the Company does not schedule its equity grants in anticipation of the release of material, non-public information ("MNPI"), nor does the Company time the release of MNPI based on equity grant dates for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false